Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of changes in accumulated other comprehensive loss
The components of and changes in, accumulated other comprehensive loss are as follows:

	2024	2023
Currency translation adjustment
Opening balance, Jan. 1	(36)	(39)
Gains (losses) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax	30	(6)
(Losses) gains on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax(1)	(28)	9
Balance, Dec. 31	(34)	(36)
Cash flow hedges
Opening balance, Jan. 1	(129)	(228)
Gains on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(2)	194	99
Balance, Dec. 31	65	(129)
Employee future benefits
Opening balance, Jan. 1	3	8
Net actuarial gains (losses) on defined benefit plans, net of tax(3)	9	(5)
Balance, Dec. 31	12	3
Other
Opening balance, Jan. 1	(2)	37
Change in ownership of TransAlta Renewables	—	(64)
Intercompany and third-party investments at FVTOCI	—	25
Balance, Dec. 31	(2)	(2)
Accumulated other comprehensive income (loss)	41	(164)
(1)Net of income tax recovery of $4 million for the year ended Dec. 31, 2024 (Dec. 31, 2023 – $1 million expense).
(2)Net of income tax expense of $53 million for the year ended Dec. 31, 2024 (Dec. 31, 2023 – $27 million).
(3)Net of income tax expense of $3 million for the year ended Dec. 31, 2024 (Dec. 31, 2023 – $1 million recovery).